Quarterly Information (Unaudited) - Schedule of Quarterly Information Reflecting Effect of Change in Inventory Valuation Method from LIFO to FIFO (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2015	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Gross margin using inventory valuation method	$ 443,426	$ 682,236	$ 585,260	$ 314,985	$ 168,095	$ 383,207	$ 291,552	$ 271,036
Net earnings (loss) using inventory valuation method	175,185	331,365	271,369	122,497	(155,106)	177,090	98,282	72,764	$ 900,416	$ 193,030	$ 778,564
Net earnings (loss) attributable to Nucor stockholders using inventory valuation method	$ 159,639	$ 305,447	$ 243,620	$ 87,565	$ (187,481)	$ 142,360	$ 67,613	$ 58,232	$ 796,271	$ 80,724	$ 679,337
Basic net earnings (loss) per share using inventory valuation method	$ 0.50	$ 0.95	$ 0.76	$ 0.27	$ (0.59)	$ 0.44	$ 0.21	$ 0.18	$ 2.48	$ 0.25	$ 2.12
Diluted net earnings (loss) per share using inventory valuation method	$ 0.50	$ 0.95	$ 0.76	$ 0.27	$ (0.59)	$ 0.44	$ 0.21	$ 0.18	$ 2.48	$ 0.25	$ 2.11
As Computed Under LIFO [Member]
Inventory [Line Items]
Net earnings (loss) using inventory valuation method									$ 810,304
Net earnings (loss) attributable to Nucor stockholders using inventory valuation method									$ 710,804
Basic net earnings (loss) per share using inventory valuation method									$ 2.22
Diluted net earnings (loss) per share using inventory valuation method									$ 2.22
Effect of Change [Member]
Inventory [Line Items]
Gross margin using inventory valuation method	$ 36,398	$ 57,900	$ 19,000	$ 28,037	$ (214,743)	$ (140,629)	$ (94,754)	$ (17,246)
Net earnings (loss) using inventory valuation method	22,162	36,881	13,033	18,036	(139,818)	(90,646)	(61,062)	(11,528)	$ 90,112	$ (303,054)	$ (37,226)
Net earnings (loss) attributable to Nucor stockholders using inventory valuation method	$ 23,397	$ 35,411	$ 9,848	$ 16,811	$ (125,459)	$ (84,766)	$ (57,142)	$ (9,568)	$ 85,467	$ (276,935)	$ (34,609)
Basic net earnings (loss) per share using inventory valuation method	$ 0.08	$ 0.11	$ 0.03	$ 0.05	$ (0.40)	$ (0.27)	$ (0.18)	$ (0.03)	$ 0.26	$ (0.86)	$ (0.10)
Diluted net earnings (loss) per share using inventory valuation method	$ 0.08	$ 0.11	$ 0.03	$ 0.05	$ (0.40)	$ (0.27)	$ (0.18)	$ (0.03)	$ 0.26	$ (0.86)	$ (0.11)
As Computed Under FIFO [Member]
Inventory [Line Items]
Net earnings (loss) using inventory valuation method									$ 900,416
Net earnings (loss) attributable to Nucor stockholders using inventory valuation method									$ 796,271
Basic net earnings (loss) per share using inventory valuation method									$ 2.48
Diluted net earnings (loss) per share using inventory valuation method									$ 2.48
Proforma Financial Measure as if Previous Accounting Method had been Used [Member] | As Computed Under LIFO [Member]
Inventory [Line Items]
Gross margin using inventory valuation method	$ 407,028	$ 624,336	$ 566,260	$ 286,948	$ 382,838	$ 523,836	$ 386,306	$ 288,282
Net earnings (loss) using inventory valuation method	153,023	294,484	258,336	104,461	(15,288)	267,736	159,344	84,292
Net earnings (loss) attributable to Nucor stockholders using inventory valuation method	$ 136,242	$ 270,036	$ 233,772	$ 70,754	$ (62,022)	$ 227,126	$ 124,755	$ 67,800
Basic net earnings (loss) per share using inventory valuation method	$ 0.42	$ 0.84	$ 0.73	$ 0.22	$ (0.19)	$ 0.71	$ 0.39	$ 0.21
Diluted net earnings (loss) per share using inventory valuation method	$ 0.42	$ 0.84	$ 0.73	$ 0.22	$ (0.19)	$ 0.71	$ 0.39	$ 0.21
Financial Measures Under Current Accounting Method [Member] | As Computed Under FIFO [Member]
Inventory [Line Items]
Gross margin using inventory valuation method	$ 443,426	$ 682,236	$ 585,260	$ 314,985	$ 168,095	$ 383,207	$ 291,552	$ 271,036
Net earnings (loss) using inventory valuation method	175,185	331,365	271,369	122,497	(155,106)	177,090	98,282	72,764
Net earnings (loss) attributable to Nucor stockholders using inventory valuation method	$ 159,639	$ 305,447	$ 243,620	$ 87,565	$ (187,481)	$ 142,360	$ 67,613	$ 58,232
Basic net earnings (loss) per share using inventory valuation method	$ 0.50	$ 0.95	$ 0.76	$ 0.27	$ (0.59)	$ 0.44	$ 0.21	$ 0.18
Diluted net earnings (loss) per share using inventory valuation method	$ 0.50	$ 0.95	$ 0.76	$ 0.27	$ (0.59)	$ 0.44	$ 0.21	$ 0.18